Schedule of Investments - Virtus Private Credit Strategy ETF

January 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 60.7%
Financials - 60.7%
Apollo Investment Corp.	71,859	$942,072
Ares Capital Corp.(1)	29,992	662,823
Bain Capital Specialty Finance, Inc.(1)	49,638	792,223
Barings BDC, Inc.	39,270	425,687
BlackRock Capital Investment Corp.	224,849	933,123
BlackRock TCP Capital Corp.	57,270	775,436
Capital Southwest Corp.(1)	17,108	425,989
Crescent Capital BDC, Inc.	21,980	401,355
Fidus Investment Corp.	32,582	583,869
First Eagle Alternative Capital BDC, Inc.	72,728	317,821
FS KKR Capital Corp.	48,192	1,055,887
Gladstone Capital Corp.(1)	44,701	489,923
Gladstone Investment Corp.	23,176	365,717
Goldman Sachs BDC, Inc.	40,350	808,211
Golub Capital BDC, Inc.(1)	40,059	628,125
Hercules Capital, Inc.(1)	35,970	643,144
Horizon Technology Finance Corp.(1)	32,661	499,713
Main Street Capital Corp.	8,597	380,331
Monroe Capital Corp.	69,145	746,075
New Mountain Finance Corp.	54,068	719,104
Oaktree Specialty Lending Corp.	61,399	462,334
OFS Capital Corp.	30,804	292,638
Oxford Square Capital Corp.	81,496	336,579
PennantPark Floating Rate Capital Ltd.	51,185	662,846
PennantPark Investment Corp.	91,838	644,703
Portman Ridge Finance Corp.	14,028	350,840
Prospect Capital Corp.(1)	70,217	589,823
Saratoga Investment Corp.(1)	16,670	456,258
Sixth Street Specialty Lending, Inc.	21,709	517,977
SLR Investment Corp.(1)	35,460	651,400
SLR Senior Investment Corp.	43,154	602,861
Stellus Capital Investment Corp.(1)	48,042	652,410
TCG BDC, Inc.	57,299	807,343
TriplePoint Venture Growth BDC Corp.(1)	31,469	530,567
WhiteHorse Finance, Inc.	47,601	730,199
Total Financials		20,885,406
Total Common Stocks
(Cost $21,752,538)		20,885,406
CLOSED-END FUNDS - 37.4%
BlackRock Debt Strategies Fund, Inc.(1)	46,218	515,331
BlackRock Floating Rate Income Strategies Fund, Inc.	37,243	506,132
BlackRock Floating Rate Income Trust(1)	34,198	457,911
BlackRock Innovation & Growth Trust(1)	6,140	83,688
BlackRock Limited Duration Income Trust	30,066	462,415
Blackstone Senior Floating Rate Term Fund(1)	32,680	531,050
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	54,949	497,289
Eagle Point Credit Co., Inc.(1)	56,519	778,267
Eaton Vance Floating-Rate Income Trust	30,139	433,399
Eaton Vance Senior Floating-Rate Trust	31,438	449,878
Eaton Vance Senior Income Trust(1)	67,286	454,181
First Trust Senior Floating Rate Income Fund II	55,123	666,988
Invesco Dynamic Credit Opportunities Fund(1)	7,084	88,054
Invesco Senior Income Trust(1)	104,820	463,304
KKR Income Opportunities Fund	40,489	640,536
Nuveen Credit Strategies Income Fund	180,641	1,168,747
Nuveen Floating Rate Income Fund	50,975	526,572
Nuveen Floating Rate Income Opportunity Fund(1)	53,071	540,263
Nuveen Senior Income Fund	90,292	533,626
Oxford Lane Capital Corp.	163,314	1,352,240
Pioneer Floating Rate Fund, Inc.	40,910	471,692
Saba Capital Income & Opportunities Fund(1)	95,672	433,394
XAI Octagon Floating Rate Alternative Income Term Trust(1)	84,113	791,503
Total Closed-End Funds
(Cost $12,951,700)		12,846,460
SECURITIES LENDING COLLATERAL - 11.5%
Money Market Fund - 11.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(2)(3)
(Cost $3,956,630)	3,956,630	3,956,630

TOTAL INVESTMENTS - 109.6%
(Cost $38,660,868)		37,688,496
Liabilities in Excess of Other Assets - (9.6)%		(3,303,124)
Net Assets - 100.0%		$34,385,372

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,159,850; total market value of collateral held by the Fund was $4,146,385. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $189,755.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of January 31, 2022.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

January 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$20,885,406	$—	$—	$20,885,406
Closed-End Funds	12,846,460	—	—	12,846,460
Money Market Fund	3,956,630	—	—	3,956,630
Total	$37,688,496	$—	$—	$37,688,496